Prepayments, Other Receivables and Other Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Prepayments, Other Receivables and Other Assets	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Interest receivable	1,517	230
Other receivables	41,324	837
Lease receivables	188	94
Income tax refund	1,003	4,712
VAT recoverable	1,396	2,264
Prepayments	16,327	5,715
Total	61,755	13,852
The amounts due from the Company’s related parties that are repayable on demand, which were included in the Company’s other receivables, was $0.3 million, (note 32) for December 31, 2022 and 2021 . As at December 31, 2022 and 2021, amounts prepaid to the Company’s related parties were $0.3 million and $1.2 million, respectively (note 32).
None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The majority of the above balances were settled within 12 months and had no history of default. The Company estimated that the expected credit loss for the above receivables as at December 31, 2022 and 2021 is insignificant.